Basis of preparation and recent accounting developments (Details) £ in Millions, $ in Billions						12 Months Ended
	Jan. 31, 2023 GBP (£) director	May 25, 2022 GBP (£)	May 25, 2022 USD ($)	Mar. 27, 2022	Mar. 17, 2021	Mar. 31, 2023 GBP (£) MW site	Mar. 31, 2022 GBP (£)	Mar. 31, 2021 GBP (£)
Disclosure of subsidiaries [line items]
Number of US Superfund sites | site						3
Property, plant and equipment						£ 64,433	£ 57,532
Other provisions						2,642	£ 2,539	£ 2,227
Decommissioning provision, ARO
Disclosure of subsidiaries [line items]
Other provisions						£ 57
New York
Disclosure of subsidiaries [line items]
Cash flow projection, forecast period						5 years
New England
Disclosure of subsidiaries [line items]
Cash flow projection, forecast period						5 years
Electricity generation plant
Disclosure of subsidiaries [line items]
Property, plant and equipment						£ 333
Property, plant and equipment, capacity | MW						3,800
GasT TopCo Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	40.00%			40.00%
Number of acquirer's directors appointed | director	2
Total number of directors | director	5
Acquisition, deferral period				3 months
The Narragansett Electric Company
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed					100.00%
Consideration received		£ 3,100	$ 3.9
Net gain on disposal		£ 280
UK Gas Transmission
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed				100.00%
Consideration received	£ 5,475
Cash proceeds	£ 4,032
Portion of consideration received consisting of shareholding in acquirer	40.00%			40.00%
Fixed interest rate bonds | Minimum
Disclosure of subsidiaries [line items]
Notional amount						£ 7,000